Short-term deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Short Term Deposits [Line Items]
Short-term deposits	¥ 6,000,104	$ 922,199	¥ 3,751,519
RMB [Member]
Short Term Deposits [Line Items]
Short-term deposits	3,400,000		1,235,000
US$ [Member]
Short Term Deposits [Line Items]
Short-term deposits	¥ 2,600,104	$ 397,816	¥ 2,516,519	$ 362,882